Fees and Expenses	Jul. 02, 2025
Beacon Tactical Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.81%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and Expense Reimbursements(2)	(0.46%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.08%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Tactical Risk Fund and is not a direct expense incurred by the Tactical Risk Fund or deducted from the Tactical Risk Fund assets.

(2)	Pursuant to an operating expense limitation agreement between Beacon Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Tactical Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Tactical Risk Fund to ensure that Total Annual Fund Operating Expenses for the Tactical Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Tactical Risk Fund’s average net assets through June 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Tactical Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Tactical Risk Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Tactical Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Risk Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through June 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$110	$441	$796	$1,795

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Tactical Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Tactical Risk Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0.00% of the average value of the portfolio.

Portfolio Turnover, Rate	none
Beacon Selective Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Selective Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Selective Risk Fund.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.69%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver and Expense Reimbursements(2)	(0.34%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.09%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Selective Risk Fund and is not a direct expense incurred by the Selective Risk Fund or deducted from the Selective Risk Fund assets.

(2)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Selective Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Selective Risk Fund to ensure that Total Annual Fund Operating Expenses for the Selective Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Selective Risk Fund’s average net assets through June 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Selective Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Selective Risk Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Selective Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Selective Risk Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through June 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$111	$419	$749	$1,684

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Selective Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Selective Risk Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Selective Risk Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 65% of the average value of the portfolio.

Portfolio Turnover, Rate	65.00%